Common Stock Options (Tables)	12 Months Ended
Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value of Stock Options
As the Company stock options are not traded on the open market, the fair value of each grant is estimated on the date of grant using the Black-Scholes option pricing model including the following assumptions:

	Years Ended September 30,
	2013	2012	2011
Expected volatility	34.75%	N/A	N/A
Expected dividends	4.32%	N/A	N/A
Expected exercise term (years)	7.00	N/A	N/A
Risk-free interest rate	1.23%	N/A	N/A

Schedule of Aggregate Share Option Activity
Stock option transactions under the Company's plans for the years ended September 30, 2013, 2012 and 2011 are summarized below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Terms (years)	Aggregate Intrinsic Value
Options outstanding, September 30, 2010	28,000	$9.42	1.4	$158,965
Options granted	—	—
Options exercised	(17,000)	9.66
Options expired	—	—
Options forfeited	—	—
Options outstanding, September 30, 2011	11,000	9.05	1.2	105,600
Options granted	—	—
Options exercised	(11,000)	9.05
Options expired	—	—
Options forfeited	—	—
Options outstanding, September 30, 2012	—	—	—	—
Options granted	21,000	19.01
Options exercised	—	—
Options expired	—	—
Options forfeited	—	—
Options outstanding, September 30, 2013	21,000	$19.01	9.5	$5,229

Vested and exercisable at September 30, 2013	21,000	$19.01	9.5	$5,229